Off balance sheet commitments - Summary of Off Balance Sheet Commitments Relating to Operating Activities (Details) € in Millions, $ in Billions		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 EUR (€)		Dec. 31, 2023 EUR (€)
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced				€ 554	[1]	€ 221
Irrevocable purchase commitments given	[2]			3,683
Irrevocable purchase commitments received				(391)
Research and development license agreements - commitments related to R&D and other commitments				84	[3]	381
Research and development license agreements - contingent milestone payments in connection with development programs in progress				4,230	[4]	4,886
Total - net commitments given				8,160
Lease, term		12 years	15 years
Lease, cost | $		$ 0.2	$ 0.2
Lease, extension options, number			2
Lease, extension options, term			5 years
Minimum
Disclosure Of Off Balance Sheet Commitments [Line Items]
Lease, term			12 years
EUROAPI
Disclosure Of Off Balance Sheet Commitments [Line Items]
Irrevocable purchase commitments given				535
Less than 1 year
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced	[1]			28
Irrevocable purchase commitments given	[2]			1,152
Irrevocable purchase commitments received				(288)
Research and development license agreements - commitments related to R&D and other commitments	[3]			42
Research and development license agreements - contingent milestone payments in connection with development programs in progress	[4]			941
Total - net commitments given				1,875
From 1 to 3 years
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced	[1]			34
Irrevocable purchase commitments given	[2]			1,195
Irrevocable purchase commitments received				(96)
Research and development license agreements - commitments related to R&D and other commitments	[3]			29
Research and development license agreements - contingent milestone payments in connection with development programs in progress	[4]			635
Total - net commitments given				1,797
From 3 to 5 years
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced	[1]			41
Irrevocable purchase commitments given	[2]			442
Irrevocable purchase commitments received				(7)
Research and development license agreements - commitments related to R&D and other commitments	[3]			6
Research and development license agreements - contingent milestone payments in connection with development programs in progress	[4]			470
Total - net commitments given				952
More than 5 years
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced	[1]			451
Irrevocable purchase commitments given	[2]			894
Irrevocable purchase commitments received				0
Research and development license agreements - commitments related to R&D and other commitments	[3]			7
Research and development license agreements - contingent milestone payments in connection with development programs in progress	[4]			2,184
Total - net commitments given				3,536
Suppliers
Disclosure Of Off Balance Sheet Commitments [Line Items]
Irrevocable purchase commitments given						6,141
Irrevocable purchase commitments received						(550)
Suppliers | Opella Business
Disclosure Of Off Balance Sheet Commitments [Line Items]
Irrevocable purchase commitments given						€ 754
Joint ventures
Disclosure Of Off Balance Sheet Commitments [Line Items]
Irrevocable purchase commitments given				€ 749

[1]	(a)Includes the variable portion of future lease payments not recognized as lease liabilities as of December 31, 2024; the equivalent amount of these commitments as of December 31, 2023 was €221 million.
During 2023, Sanofi signed a 15-year lease which will take effect in 2025 and to which Sanofi is committed for a minimum period of 12 years, corresponding to a commitment of $0.2 billion. The lease includes two extension options of five years each.
During 2024, Sanofi signed a 12-year lease in France which will take effect in 2027, representing a commitment of €0.2 billion.

[2]	(c)Irrevocable purchase commitments given as of December 31, 2024 include €749 million of commitments to joint ventures. This line also includes (i) the commitment to EUROAPI as described in Note D.1. and amounting to €535 million as of December 31, 2024, and (ii) commitments related to long-term renewable energy purchase contracts lasting between 15 and 20 years giving rise to the physical supply of electricity mainly in France for an estimated total annual volume of 329 GWh.

[3]	(d)Commitments related to research and development, and other commitments, amounted to €381 million as of December 31, 2023.
[4]	(e)This line only includes contingent milestone payments on development projects in progress. The equivalent amount as of December 31, 2023 was €4,886 million